ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Accounts receivable	19,310	16,311
Less: Allowance for credit loss	(3,053)	(1,901)

Accounts receivable, net	16,257	14,410

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

Movement in provision for allowance for credit losses – third parties are as follows: -

	As of Dec 31, 2023	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000	S$’000

Provision for allowance for expected credit losses, beginning	4,240	3,642	3,053
Provision	41	19	1,442
Written off	(532)	(582)	(2,594)
Reversal	(107)	(26)	-
Provision for allowance for expected credit losses, ending	3,642	3,053	1,901

As at the end of each reporting period, the aging analysis of accounts receivable, net of provision for allowance for expected credit losses, based on due date is as follows:

	Year ended December 31,
	2024	2025
	S$’000	S$’000
Within 30 days	6,345	4,799
Between 31 and 60 days	3,290	1,367
Between 61 and 90 days	1,413	2,261
Between 91 and 120 days	1,089	1,307
Between 121 and 180 days	1,478	2,867
Between 181 and 360 days	863	749
Over 360 days	1,779	1,060
Total account receivables, net	16,257	14,410

Accounts receivable, net due over 120 days are mainly due from few major customers with good payment profile and extended credit term are given. At the date of this report, approximately more than 70% of the total accounts receivable, net were recovered.